Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 5,546	€ 5,050	€ 5,334
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	26	5	35
Remeasurement of the net defined benefit asset/liability 35	(29)	(65)	24
Items that may subsequently be reclassified to the statement of profit or loss:
Unrealised revaluations available-for-sale investments and other revaluations	(283)	61	(414)
Realised gains/losses transferred to the statement of profit or loss	(92)	(146)	(92)
Changes in cash flow hedge reserve	(525)	77	(724)
Transfer to insurance liabilities/DAC			601
Exchange rate differences	(864)	(254)	1,697	[1]
Share of other comprehensive income of associates and joint ventures and other income	(5)	(14)	(5)
Total comprehensive income	3,774	4,714	6,456
Comprehensive income attributable to:
Non-controllinginterests	109		534
Equityholders of the parent	3,665	4,714	5,922
Total comprehensive income	€ 3,774	€ 4,714	€ 6,456

[1]	Exchange rate differences and other include the transfer of Revaluation reserves to Other reserves due to the partial sale of NN Group in February 2015.